Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2016
Marketable securities and other securities investments
Marketable securities and other securities investments

9. Marketable securities and other securities investments:

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,630	¥11,423	¥—	¥19,053
Debt securities	330	—	—	330
Held-to-maturity
Japanese government debt securities	400	2	—	402

	¥8,360	¥11,425	¥—	¥19,785

Securities not practicable to estimate fair value
Equity securities	¥1,733

	Yen in millions
	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,323	¥5,958	¥54	¥13,227
Debt securities	281	—	—	281
Held-to-maturity
Japanese government debt securities	901	9	—	910

	¥8,505	¥5,967	¥54	¥14,418

Securities not practicable to estimate fair value
Equity securities	¥1,595

During the years ended March 31, 2014, 2015 and 2016, the net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes, increased by ¥2,998 million, increased by ¥3,227 million and decreased by ¥3,714 million, respectively.

Proceeds from sale of marketable securities were ¥1,059 million, ¥68 million and ¥1,319 million for the years ended March 31, 2014, 2015 and 2016, respectively. On those sales, gross realized gains were ¥242 million, ¥26 million and ¥943 million, respectively. On the other hand, gross realized losses were ¥12 million for the years ended March 31, 2014 and did not occur for the year ended March 31, 2015. For the year ended March 31, 2016, gross realized losses were ¥1 million.

NIDEC holds long-term investment securities that are classified as “marketable securities and other securities investments.” The securities issued by various non-public companies are recorded at cost, as their fair values are not readily determinable. NIDEC’s management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial position of the underlying companies and the prevailing market conditions in which these companies operate to determine if NIDEC’s investment in each individual company is impaired and whether the impairment is other-than-temporary. If any impairment is assessed to be other-than-temporary, the cost of the investment is written-down by the impaired amount and the amount is recognized as a realized loss for the reporting period which the assessment is made.

The following tables present the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

Yen in millions
March 31, 2015
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥—	¥—	¥—	¥—
Debt securities	—	—	—	—

	¥—	¥—	¥—	¥—

	Yen in millions
	March 31, 2016
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,020	¥54	¥—	¥—
Debt securities	—	—	—	—

	¥1,020	¥54	¥—	¥—

NIDEC presumes the value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, if the fair value is significantly below the original cost for an extended period of time, NIDEC presumes a decline in value of debt and equity securities is other-than-temporary and the impaired amount is recognized as a realized loss. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. However, even if a fair value is not significantly less than the original cost, the impaired amount is recognized as a realized loss when specific factors indicate the decline in the fair value is other-than-temporary.

For the years ended March 31, 2015 and 2016, held-to-maturity securities of ¥400 million and ¥901 million were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.